CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
CASH AND DUE FROM BANKS	CASH AND DUE FROM BANKS
a)    The composition of the item is presented below:

	2025	2024
	S/(000)	S/(000)

Cash and clearing (b)	5,286,242	4,892,244
Deposits with Central Reserve Bank of Peru (BCRP) (b)	36,718,552	36,665,481
Deposits with Central Bank of Bolivia and Colombia (b)	1,359,211	1,414,889
Deposits with foreign banks (c)	4,529,356	3,841,338
Deposits with local banks (c)	969,653	638,272
Interbank funds	60,117	54,687
Accrued interest	50,571	63,192
Total cash and cash equivalents	48,973,702	47,570,103
Restricted funds	70,755	85,093
Total cash	49,044,457	47,655,196
Cash and cash equivalents presented in the consolidated statement of cash flows exclude restricted funds, see Note 3(x).
b)    Cash and clearing and deposits with Central Reserve Banks -
These accounts mainly include the legal cash requirements that Subsidiaries of Credicorp must be maintained able to honor their obligations with the public. The composition of these funds is as follows:

	2025	2024
	S/(000)	S/(000)

Legal cash requirements
Deposits with Central Reserve Bank of Peru (i)	20,229,572	21,665,571
Deposits with Central Bank of Bolivia	1,336,684	1,414,889
Deposits with Bank of the Republic of Colombia	22,527	–
Cash in vaults of Bank	4,793,787	4,420,164
Total legal cash requirements	26,382,570	27,500,624

Additional funds
Overnight deposits with Central Reserve Bank of Peru (ii)	14,756,380	14,049,388
Term deposits with Central Reserve Bank of Peru (iii)	1,732,600	240,000
Cash in vaults of Bank and others	492,455	472,080
Other Deposits BCRP	–	710,522
Total additional funds	16,981,435	15,471,990
Total	43,364,005	42,972,614
(i)    As of December 31, 2025 cash and deposits that generate interest subject to legal cash requirements in Peru in local and foreign currency are subject to an implicit rate of 5.61 percent and 34.59 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP (5.61 percent and 34.60 percent, respectively, as of December 31, 2024).
The reserve funds, which represent the minimum mandatory, do not earn interest; however, the mandatory reserve deposited in BCRP in excess of minimum mandatory, earns interest at a nominal rate established by BCRP.
As of December 31, 2025, the Group maintains interest rate swaps (IRS) which was designated as cash flows hedges of a portion of the additional reserve funds in U.S. Dollars at a variable interest rate, for or a notional amount of US$150.0 million, equivalent to S/504.5 million (US$150.0 million, equivalent to S/564.6 million as of December 31, 2024), see Note 12(c); through these IRS, this portion of the additional reserve funds in U.S. Dollars has been economically converted at a fixed rate.
In Management’s opinion, the Group has complied with the requirements established by current regulations related to the calculation of the legal reserve.
(ii)    As of December 31, 2025, the Group maintains three overnight transactions with the BCRP: two U.S. Dollar-denominated transactions totaling US$ 4,260.0 million, equivalent to S/14,326.4 million, bearing an annual nominal interest rate of 3.57 percent; and one sol-denominated transaction for S/435.0 million, bearing an effective interest rate of 2.25 percent. All transactions mature in 5 days.

As of December 31, 2024, the Group maintains four "overnight" deposits with the BCRP, two are sol-denominated totaling S/435.0 million and two U.S. Dollar-denominated transactions totaling US$3,617.0 million, equivalent to S/13,614.4 million. To that date, the deposit in soles and deposits in U.S. Dollar accrue interest at annual rates of 3.00 percent and 4.44 percent, respectively, and have maturities at 3 days.
(iii)    As of December 31, 2025, the Group maintains term deposits in soles, recording a total of S/1,732.6 million with a 5‑day maturity, ranging from 4.06 percent to 4.21 percent. As of December 31, 2024, the Group maintains term deposits with the BCRP amounting to S/240.0 million, which accrue annual interest between 4.81 percent and 4.84 percent.

c)    Deposits with local and foreign banks -
Deposits with local and foreign banks mainly consist of balances in soles and U.S. Dollar; these represent cash on hand and earn interest at market rates. As of December 31, 2025, and 2024, Credicorp and its subsidiaries do not maintain significant deposits with any bank